Regulatory Capital - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital conservation buffer	7.75%	5.06%
FCB
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital conservation buffer	7.56%	4.99%
Dividend restrictions, additional maximum amount of distribution	$ 8,430
Payments of dividends	$ 367